Note 16 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of supplemental cash flow [text block]
Investing and financing activities	December 31, 2017	December 31, 2016	December 31, 2015

Exploration and evaluation assets expenditures included in trade and other payables	$493,943	$535,254	$265,393
Contribution from spin-out assets; recognition of Exploration and evaluation cost reclassified from share capital	-	-	184,169
Residual value of warrants classified to reserves from share capital	-	-	180,267
Fair value of finders’ warrants	180,691	17,918	19,325
Fair value of shares issued pursuant to mill option agreement	-	-	273,358
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants	12,797	5,984	-
Fair value of cash stock options transferred to share capital on exercise of options	496,859	43,180	-
Fair value of cashless stock options transferred to share capital on exercise of options	387,930	108,300	-
	December 31, 2017	December 31, 2016

Cash	$1,449,184	$1,427,306
Term Deposits	14,885,350	8,342,700
	$16,334,534	$9,770,006